RELATED-PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
EM
Related party transactions	$ 0	$ 2,840	$ 11,385	$ 15,858
OMG
Related party transactions	$ 0	$ 11	$ 5	$ 86